Foreign Exchange (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Effects Of Changes In Foreign Exchange Rates [Abstract]
Unrealized foreign exchange loss (gain)	$ 106,143	$ (86,649)
Realized foreign exchange loss (gain)	2,151	(411)
Foreign exchange loss (gain)	$ 108,294	$ (87,060)